Derivative Warrant Liabilities - Schedule of Changes in the Warrant Liability (Details) - Warrants [member] - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Changes in the Warrant Liability [Line Items]
Balance at beginning		$ 4,310,379
Exercise of warrants			(574,040)
Changes in fair value of warrants			2,189,986
Balance at ending			4,310,379
April 2023 Warrants [Member]
Schedule of Changes in the Warrant Liability [Line Items]
Issuance of Warrants			1,771,208
September 2023 Warrants [Member]
Schedule of Changes in the Warrant Liability [Line Items]
Issuance of Warrants			923,225
January 2024 Warrants [Member]
Schedule of Changes in the Warrant Liability [Line Items]
Balance at beginning	$ 3,519,702	4,310,379
Issuance of Warrants		480,004
Exercise of warrants		(562,879)
Changes in fair value of warrants		(707,802)
Balance at ending	$ 2,178,700	$ 3,519,702	$ 4,310,379